Templeton Global Income Fund
Statement of Investments (unaudited), September 30, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 46.3%
Argentina 1.5%
a,b
Argentina BONCER ,
Index Linked, 1.1%, 4/17/21 ....... 98,619,785 ARS $ 679,144
Index Linked, 1.2%, 3/18/22 ....... 525,867,940 ARS 3,554,793
Index Linked, 1.4%, 3/25/23 ....... 323,338,206 ARS 2,111,768
Index Linked, 1.5%, 3/25/24 ....... 323,338,214 ARS 1,987,180
b,c
Argentina Bonos del Tesoro Nacional en
Pesos Badlar , FRN, 31.641%, (ARS
BADLAR + 2%), 4/03/22 ......... 20,588,000 ARS 138,900
b
Argentina Government Bond ,
18.2%, 10/03/21 ................ 252,627,000 ARS 1,426,691
16%, 10/17/23 ................. 283,431,000 ARS 1,114,876
15.5%, 10/17/26 ................ 512,895,000 ARS 1,531,485
12,544,837
Brazil 1.6%
Brazil Notas do Tesouro Nacional, 10%,
1/01/21 ...................... 74,176,000 BRL 13,468,087
Colombia 1.5%
Colombia Government Bond ,
Senior Bond, 7.75%, 4/14/21 ...... 983,000,000 COP 263,057
Senior Bond, 4.375%, 3/21/23 ..... 149,000,000 COP 39,530
Senior Bond, 9.85%, 6/28/27 ...... 237,000,000 COP 79,797
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 4,020,500,000 COP 1,124,124
B, 10%, 7/24/24 ................ 12,183,000,000 COP 3,913,538
B, 7.5%, 8/26/26 ............... 9,469,300,000 COP 2,853,725
B, 6%, 4/28/28 ................. 13,320,000,000 COP 3,681,479
B, 7.75%, 9/18/30 .............. 1,645,700,000 COP 497,253
12,452,503
Ghana 1.4%
Ghana Government Bond ,
24.75%, 3/01/21 ................ 220,000 GHS 39,568
16.5%, 3/22/21 ................ 490,000 GHS 85,547
16.25%, 5/17/21 ................ 2,040,000 GHS 355,495
24.5%, 6/21/21 ................ 50,000 GHS 9,165
24.75%, 7/19/21 ................ 360,000 GHS 66,212
18.75%, 1/24/22 ................ 8,600,000 GHS 1,516,250
17.6%, 11/28/22 ................ 150,000 GHS 25,651
19.75%, 3/25/24 ................ 8,520,000 GHS 1,477,152
19%, 11/02/26 ................. 25,560,000 GHS 4,267,058
19.75%, 3/15/32 ................ 25,560,000 GHS 4,124,809
11,966,907
India 0.3%
India Government Bond, 8.79%,
11/08/21 ..................... 160,500,000 INR 2,290,184
Indonesia 4.4%
Indonesia Government Bond ,
FR31, 11%, 11/15/20 ............ 145,557,000,000 IDR 9,877,246
FR34, 12.8%, 6/15/21 ........... 64,492,000,000 IDR 4,616,509
FR53, 8.25%, 7/15/21 ........... 144,200,000,000 IDR 10,038,277
FR61, 7%, 5/15/22 .............. 18,449,000,000 IDR 1,291,554
FR35, Senior Bond, 12.9%, 6/15/22 . 42,438,000,000 IDR 3,251,013
FR43, 10.25%, 7/15/22 .......... 4,826,000,000 IDR 356,858
FR63, 5.625%, 5/15/23 .......... 16,137,000,000 IDR 1,103,888

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR46, 9.5%, 7/15/23 ............ 11,430,000,000 IDR $ 857,327
FR39, 11.75%, 8/15/23 .......... 2,703,000,000 IDR 214,015
FR70, 8.375%, 3/15/24 .......... 56,555,000,000 IDR 4,142,046
FR44, 10%, 9/15/24 ............. 1,618,000,000 IDR 126,080
FR81, 6.5%, 6/15/25 ............ 11,271,000,000 IDR 782,645
36,657,458
Mexico 13.8%
Mexican Bonos Desarr Fixed Rate ,
M, 6.5%, 6/10/21 ............... 1,878,946,000 MXN 86,044,361
M, Senior Note, 7.25%, 12/09/21 ... 297,180,000 MXN 13,881,347
M, 6.5%, 6/09/22 ............... 232,730,000 MXN 10,868,021
M, Senior Bond, 8%, 12/07/23 ..... 44,550,000 MXN 2,210,608
d
Mexican Udibonos , S, Index Linked,
2.5%, 12/10/20 ................ 11,975,232 MXN 543,948
113,548,285
Norway 4.7%
e
Norway Government Bond ,
144A, Reg S, 3.75%, 5/25/21 ...... 108,862,000 NOK 11,955,540
144A, Reg S, 2%, 5/24/23 ........ 102,083,000 NOK 11,470,495
144A, Reg S, 3%, 3/14/24 ........ 85,878,000 NOK 10,087,198
144A, Reg S, 1.75%, 3/13/25 ...... 28,937,000 NOK 3,302,345
144A, Reg S, 1.5%, 2/19/26 ....... 17,165,000 NOK 1,954,487
38,770,065
South Korea 16.0%
Korea Monetary Stabilization Bond,
1.18%, 8/02/21 ................ 2,322,000,000 KRW 1,999,452
Korea Treasury Bond ,
1.375%, 9/10/21 ................ 3,483,000,000 KRW 3,008,941
2%, 12/10/21 .................. 4,254,000,000 KRW 3,706,514
2.25%, 9/10/23 ................ 19,359,000,000 KRW 17,260,393
1.375%, 9/10/24 ................ 11,135,070,000 KRW 9,690,055
3%, 9/10/24 ................... 5,310,000,000 KRW 4,904,883
1.875%, 6/10/26 ................ 50,619,000,000 KRW 45,010,913
1.375%, 12/10/29 ............... 54,033,500,000 KRW 46,130,290
131,711,441
Supranational 1.1%
f
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 185,000,000 MXN 8,976,935
Total Foreign Government and Agency Securities (Cost $468,288,962) ............
382,386,702
U.S. Government and Agency Securities 16.8%
United States 16.8%
U.S. Treasury Notes ,
1.125%, 9/30/21 ................ 2,737,000 2,763,623
1.5%, 9/30/21 ................. 30,797,000 31,211,528
2.125%, 12/31/21 ............... 3,094,000 3,170,383
1.5%, 10/31/24 ................ 2,110,000 2,219,786
1.5%, 11/30/24 ................. 2,600,000 2,737,515
1.75%, 12/31/24 ................ 47,264,000 50,304,774
2%, 2/15/25 ................... 2,530,000 2,723,901

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
2.125%, 5/15/25 ................ 3,030,000 $ 3,290,509
2.875%, 5/31/25 ................ 2,520,000 2,826,042
2.625%, 12/31/25 ............... 14,555,000 16,312,971
1.625%, 2/15/26 ................ 7,870,000 8,417,826
2.125%, 5/31/26 ................ 3,594,000 3,952,698
1.625%, 10/31/26 ............... 7,870,000 8,458,098
138,389,654
Total U.S. Government and Agency Securities (Cost $133,447,700) ................
138,389,654
Total Long Term Investments (Cost $601,736,662) ...............................
520,776,356
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.9%
Calls - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 929,000 AUD 37,014
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 79.00 JPY, Expires 1/22/21 ... 1 7,836,000 AUD 44,983
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 80.40 JPY, Expires 10/22/20 .. 1 9,287,000 AUD 757
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
81.00 JPY, Expires 4/29/21 ....... 1 5,660,000 AUD 31,211
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
81.00 JPY, Expires 6/21/21 ....... 1 8,707,000 AUD 60,350
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 81.10 JPY, Expires 10/30/20 .. 1 8,734,000 AUD 844
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 82.15 JPY, Expires 12/21/20 .. 1 10,433,000 AUD 8,641
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 84.33 JPY, Expires 11/12/20 .. 1 2,608,000 AUD 113
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.45 AUD, Expires 1/22/21 ... 1 5,520,220 66,518
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.46 AUD, Expires 3/22/21 ... 1 4,686,078 67,868
Foreign Exchange USD/AUD,
Counterparty MSCO, February Strike
Price 1.47 AUD, Expires 2/02/21 ... 1 3,440,493 33,237
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.48 AUD, Expires 1/21/21 ... 1 6,483,744 53,727

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.50 AUD, Expires 10/28/20 .. 1 1,594,325 $ 762
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.53 AUD, Expires 2/08/21 ... 1 6,749,280 36,051
Foreign Exchange USD/AUD,
Counterparty MSCO, November Strike
Price 1.54 AUD, Expires 11/19/20 ... 1 3,280,824 2,664
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.54 AUD, Expires 2/10/21 ... 1 8,018,640 37,068
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 2,863,000 58,821
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 110.80 JPY, Expires 2/24/21 .. 1 31,118,000 74,203
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 115.00 JPY, Expires 2/24/21 .. 1 62,235,000 27,001
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
115.95 JPY, Expires 8/11/21 ....... 1 41,480,000 66,027
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 2,350,000 122,404
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
23.23 MXN, Expires 3/24/21 ....... 1 6,074,000 215,717
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.36 MXN, Expires 2/12/21 .. 1 7,532,000 218,578
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
23.75 MXN, Expires 4/09/21 ....... 1 3,786,000 119,355
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.97 MXN, Expires 12/07/20 . 1 8,485,000 106,742
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 24.50 MXN, Expires 1/14/21 .. 1 2,703,000 39,620
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
24.81 MXN, Expires 6/30/21 ....... 1 11,526,000 343,438
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
25.48 MXN, Expires 4/09/21 ....... 1 3,612,000 62,920
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
26.09 MXN, Expires 6/18/21 ....... 1 7,683,000 151,306
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 11,584,000 73,448

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 11,584,000 $ 73,448
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 26.53 MXN, Expires 1/14/21 .. 1 1,081,000 6,854
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 26.72 MXN, Expires 11/09/20 . 1 11,282,000 11,197
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 28.75 MXN, Expires 3/30/21 .. 1 7,953,000 49,250
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 7,049,000 649,111
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 7,049,000 605,092
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 29.73 MXN, Expires 12/07/21 . 1 10,182,000 182,423
3,738,763
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
58.95 JPY, Expires 6/21/21 ....... 1 11,609,000 AUD 31,108
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 65.85 JPY, Expires 12/21/20 .. 1 5,216,000 AUD 6,702
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 66.78 JPY, Expires 11/12/20 .. 1 1,304,000 AUD 491
Foreign Exchange AUD/JPY,
Counterparty CITI, March Strike Price
68.50 JPY, Expires 3/24/21 ....... 1 5,224,000 AUD 33,937
Foreign Exchange AUD/JPY,
Counterparty CITI, November Strike
Price 69.18 JPY, Expires 11/12/20 .. 1 782,000 AUD 711
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 5,160,000 AUD 57,477
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
69.20 JPY, Expires 6/24/21 ....... 1 8,771,000 AUD 97,700
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.00 JPY, Expires 4/29/21 ....... 1 15,093,000 AUD 183,669
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
71.44 JPY, Expires 6/21/21 ....... 1 11,609,000 AUD 177,844
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.30 AUD, Expires 5/12/21 ........ 1 2,467,117 20,150

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.33 AUD, Expires 10/28/20 .. 1 896,540 $ 444
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.33 AUD, Expires 1/22/21 ... 1 1,937,580 13,061
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.34 AUD, Expires 2/08/21 ... 1 3,851,940 35,396
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 1,853,500 45,262
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.10 JPY, Expires 2/24/21 .. 1 31,118,000 302,002
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 102.30 JPY, Expires 2/01/21 .. 1 21,782,000 194,329
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
102.65 JPY, Expires 8/11/21 ....... 1 62,235,000 1,225,366
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price 103.60 JPY, Expires 10/29/20 . 1 31,118,000 51,214
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.43 MXN, Expires 8/30/21 .. 1 5,287,000 35,066
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.88 MXN, Expires 8/11/21 .. 1 5,287,000 47,266
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.16 MXN, Expires 2/12/21 .. 1 12,239,000 78,191
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
20.66 MXN, Expires 3/24/21 ....... 1 3,396,000 39,636
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 20.80 MXN, Expires 10/23/20 . 1 7,511,000 12,402
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 1,931,000 23,446
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 20.95 MXN, Expires 1/14/21 .. 1 2,896,000 35,163
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 22.45 MXN, Expires 11/09/20 . 1 5,641,000 174,828
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
22.83 MXN, Expires 6/09/21 ....... 1 2,350,000 127,981

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.95 MXN, Expires 10/23/20 . 1 7,511,000 $ 321,698
3,372,540
Total Options Purchased (Cost $10,928,239) ....................................
7,111,303
Short Term Investments 35.6%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 13.1%
Argentina 0.1%
a,b
Argentina Letras de la Nacion Argentina
con Ajuste por CER, Index Linked,
12/04/20 ..................... 109,396,580 ARS 755,724
Brazil 2.7%
g
Brazil Letras do Tesouro Nacional ,
10/01/20 ..................... 61,000,000 BRL 10,859,599
7/01/21 ...................... 65,187,000 BRL 11,397,867
22,257,466
Japan 10.3%
g
Japan Treasury Bills ,
10/05/20 ..................... 2,040,400,000 JPY 19,341,461
10/12/20 ..................... 521,000,000 JPY 4,938,792
11/09/20 ..................... 94,300,000 JPY 894,006
12/14/20 ..................... 584,650,000 JPY 5,543,712
1/12/21 ...................... 610,900,000 JPY 5,793,486
2/10/21 ...................... 382,150,000 JPY 3,624,573
3/10/21 ...................... 4,532,900,000 JPY 42,998,259
3/25/21 ...................... 226,500,000 JPY 2,148,668
85,282,957
Total Foreign Government and Agency Securities (Cost $115,544,011) .............
108,296,147
U.S. Government and Agency Securities 12.2%
United States 12.2%
g
U.S. Treasury Bills ,
10/15/20 ..................... 26,810,000 26,809,244
11/24/20 ..................... 47,340,000 47,334,141
12/15/20 ..................... 26,810,000 26,804,694
100,948,079
Total U.S. Government and Agency Securities (Cost $100,945,966) ................
100,948,079

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 10.3%
United States 10.3%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 84,997,526 $ 84,997,526
Total Money Market Funds (Cost $84,997,526) ..................................
84,997,526
a a a a a
Total Short Term Investments (Cost $301,487,503 ) ...............................
294,241,752
a a a
a
Total Investments (Cost $914,152,404) 99.6% ...................................
$822,129,411
Options Written (0.8)% .......................................................
(6,834,174)
Other Assets, less Liabilities 1.2% .............................................
9,421,062
Net Assets 100.0% ...........................................................
$824,716,299
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.8)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
71.75 JPY, Expires 4/29/21 ....... 1 11,319,000 AUD (542,155)
Foreign Exchange AUD/JPY,
Counterparty CITI, December Strike
Price 75.70 JPY, Expires 12/21/20 .. 1 10,433,000 AUD (157,406)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.00 JPY, Expires 1/22/21 ... 1 7,836,000 AUD (127,003)
Foreign Exchange AUD/JPY,
Counterparty CITI, January Strike
Price 76.95 JPY, Expires 1/22/21 ... 1 9,287,000 AUD (111,712)
Foreign Exchange AUD/JPY,
Counterparty CITI, October Strike
Price 77.45 JPY, Expires 10/30/20 .. 1 8,734,000 AUD (19,504)
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
78.00 JPY, Expires 6/21/21 ....... 1 8,707,000 AUD (131,654)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.40 AUD, Expires 1/22/21 ... 1 1,853,500 (44,651)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.44 AUD, Expires 10/21/20 .. 1 3,321,865 (5,676)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.46 AUD, Expires 10/26/20 .. 1 1,242,603 (1,397)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/22/21 ... 1 2,551,878 (13,344)
Foreign Exchange USD/AUD,
Counterparty HSBK, January Strike
Price 1.52 AUD, Expires 1/27/21 ... 1 2,245,413 (11,901)
Foreign Exchange USD/AUD,
Counterparty HSBK, March Strike
Price 1.54 AUD, Expires 3/22/21 ... 1 1,799,954 (11,371)
Foreign Exchange USD/AUD,
Counterparty MSCO, January Strike
Price 1.57 AUD, Expires 1/21/21 ... 1 3,050,272 (8,705)

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.00 JPY, Expires 2/24/21 .. 1 62,235,000 $ (681,117)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 107.65 JPY, Expires 2/01/21 .. 1 12,447,000 (95,302)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
109.90 JPY, Expires 8/11/21 ....... 1 62,235,000 (533,995)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 23.46 MXN, Expires 12/07/20 . 1 2,828,000 (47,815)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 23.68 MXN, Expires 11/25/20 . 1 4,610,000 (55,664)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 25.43 MXN, Expires 12/07/20 . 1 2,828,000 (15,984)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 25.45 MXN, Expires 1/14/21 .. 1 1,931,000 (18,791)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
25.87 MXN, Expires 3/24/21 ....... 1 5,765,000 (78,119)
Foreign Exchange USD/MXN,
Counterparty CITI, March Strike Price
26.08 MXN, Expires 3/24/21 ....... 1 2,430,000 (30,706)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 26.61 MXN, Expires 8/30/21 .. 1 5,287,000 (121,597)
Foreign Exchange USD/MXN,
Counterparty CITI, April Strike Price
27.24 MXN, Expires 4/09/21 ....... 1 7,235,000 (74,556)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 27.38 MXN, Expires 8/11/21 .. 1 5,287,000 (95,940)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 27.60 MXN, Expires 1/14/21 .. 1 1,351,000 (5,784)
Foreign Exchange USD/MXN,
Counterparty CITI, December Strike
Price 27.93 MXN, Expires 12/07/21 . 1 3,394,000 (82,845)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.24 MXN, Expires 6/18/21 ....... 1 7,683,000 (87,876)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
28.40 MXN, Expires 6/30/21 ....... 1 7,684,000 (91,071)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 29.21 MXN, Expires 1/14/21 .. 1 3,861,000 (9,720)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
30.36 MXN, Expires 6/09/21 ....... 1 2,350,000 (16,107)

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 31.74 MXN, Expires 11/09/20 . 1 5,641,000 $ (540)
(3,330,008)
Puts - Over-the-Counter
Currency Options
Foreign Exchange AUD/JPY,
Counterparty CITI, June Strike Price
64.86 JPY, Expires 6/21/21 ....... 1 17,414,000 AUD (103,364)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
66.00 JPY, Expires 4/29/21 ....... 1 7,546,000 AUD (41,736)
Foreign Exchange AUD/JPY,
Counterparty CITI, April Strike Price
72.90 JPY, Expires 4/29/21 ....... 1 929,000 AUD (15,450)
Foreign Exchange USD/AUD,
Counterparty HSBK, May Strike Price
1.29 AUD, Expires 5/05/21 ........ 1 2,307,950 (14,238)
Foreign Exchange USD/AUD,
Counterparty MSCO, May Strike Price
1.35 AUD, Expires 5/12/21 ........ 1 4,756,656 (86,311)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.38 AUD, Expires 10/21/20 .. 1 1,604,989 (7,139)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.39 AUD, Expires 10/28/20 .. 1 860,034 (6,724)
Foreign Exchange USD/AUD,
Counterparty MSCO, October Strike
Price 1.40 AUD, Expires 10/26/20 .. 1 1,300,779 (14,389)
Foreign Exchange USD/AUD,
Counterparty HSBK, November Strike
Price 1.40 AUD, Expires 11/05/20 ... 1 2,756,191 (41,629)
Foreign Exchange USD/AUD,
Counterparty HSBK, February Strike
Price 1.44 AUD, Expires 2/08/21 ... 1 3,571,752 (175,349)
Foreign Exchange USD/JPY,
Counterparty CITI, August Strike Price
98.00 JPY, Expires 8/11/21 ........ 1 20,755,000 (212,054)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 98.80 JPY, Expires 2/01/21 ... 1 10,891,000 (44,974)
Foreign Exchange USD/JPY,
Counterparty CITI, February Strike
Price 104.78 JPY, Expires 2/01/21 .. 1 2,863,000 (45,285)
Foreign Exchange USD/JPY,
Counterparty CITI, October Strike
Price 106.00 JPY, Expires 10/29/20 . 1 31,118,000 (285,487)
Foreign Exchange USD/MXN,
Counterparty GSCO, June Strike Price
19.61 MXN, Expires 6/09/21 ....... 1 2,350,000 (13,839)
Foreign Exchange USD/MXN,
Counterparty CITI, June Strike Price
20.24 MXN, Expires 6/30/21 ....... 1 3,842,000 (40,365)

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

At September 30, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.94 MXN, Expires 8/30/21 .. 1 5,287,000 $ (102,624)
Foreign Exchange USD/MXN,
Counterparty MSCO, November Strike
Price 21.37 MXN, Expires 11/25/20 . 1 4,610,000 (58,917)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.43 MXN, Expires 8/11/21 .. 1 5,287,000 (138,099)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.63 MXN, Expires 2/12/21 .. 1 12,239,000 (294,775)
Foreign Exchange USD/MXN,
Counterparty GSCO, October Strike
Price 22.02 MXN, Expires 10/23/20 . 1 15,023,000 (233,260)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 22.37 MXN, Expires 1/14/21 .. 1 2,896,000 (112,228)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 1,931,000 (115,294)
Foreign Exchange USD/MXN,
Counterparty MSCO, January Strike
Price 23.10 MXN, Expires 1/14/21 .. 1 6,435,000 (384,213)
Foreign Exchange USD/MXN,
Counterparty CITI, November Strike
Price 23.88 MXN, Expires 11/09/20 . 1 11,282,000 (916,423)
(3,504,166)
Total Options Written (Premiums received $6,686,459) ...........................
$ (6,834,174)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 7 regarding fair value measurements.
c
The coupon rate shown represents the rate at period end.
d
Principal amount of security is adjusted for inflation.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2020, the aggregate value of these securities was $38,770,065, representing 4.7% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 6 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... HSBK Buy 11,443,500 2,053,714 10/02/20 $ — $ (16,471)
Brazilian Real ...... JPHQ Buy 20,869,300 3,742,097 10/02/20 — (26,814)
Brazilian Real ...... JPHQ Sell 32,312,800 6,147,995 10/02/20 395,469 —
Mexican Peso ...... GSCO Buy 145,844,000 6,605,254 10/02/20 — (14,030)
Mexican Peso ...... GSCO Sell 145,844,000 6,903,858 10/02/20 312,635 —
Euro ............. DBAB Sell 8,625,035 90,410,200 SEK 10/05/20 — (17,853)
Euro ............. JPHQ Buy 2,676,375 3,026,445 10/05/20 111,029 —
Euro ............. JPHQ Sell 2,676,375 2,994,650 10/05/20 — (142,825)
Mexican Peso ...... JPHQ Sell 98,159,000 4,310,866 10/08/20 167,386 (289,428)
Mexican Peso ...... HSBK Sell 37,337,000 1,809,270 10/09/20 123,319 —
Australian Dollar .... HSBK Sell 3,749,989 280,576,051 JPY 10/13/20 — (24,920)
Australian Dollar .... JPHQ Sell 5,735,193 428,691,308 JPY 10/13/20 — (42,081)
Euro ............. HSBK Buy 13,170,000 15,060,997 10/13/20 428,219 (47,238)
Euro ............. JPHQ Sell 13,422,375 15,083,259 10/13/20 — (654,631)
Euro ............. UBSW Sell 3,265,583 3,513,783 CHF 10/13/20 — (13,641)
Mexican Peso ...... JPHQ Sell 124,480,000 6,019,866 10/13/20 401,730 —
Australian Dollar .... JPHQ Sell 12,262,404 933,545,500 JPY 10/14/20 117,695 (46,786)
Euro ............. GSCO Sell 2,567,097 2,758,808 CHF 10/14/20 — (14,393)
Japanese Yen ...... JPHQ Sell 349,562,500 4,700,000 AUD 10/14/20 51,053 —
Euro ............. DBAB Sell 1,621,392 16,857,450 SEK 10/15/20 — (19,157)
Mexican Peso ...... JPHQ Sell 183,230,000 8,893,020 10/15/20 625,355 —
Euro ............. DBAB Sell 2,426,978 25,286,200 SEK 10/16/20 — (22,793)
Euro ............. JPHQ Sell 5,978,553 64,197,700 NOK 10/16/20 — (130,192)
Mexican Peso ...... JPHQ Sell 167,775,000 8,217,940 10/16/20 648,560 —
Australian Dollar .... MSCO Sell 1,871,000 1,364,305 10/23/20 24,704 —
Euro ............. JPHQ Sell 513,907 561,135 10/26/20 — (41,616)
Indian Rupee ...... HSBK Sell 165,800,000 2,200,398 10/26/20 — (47,010)
Mexican Peso ...... CITI Sell 80,594,000 3,661,450 10/27/20 30,251 —
Euro ............. JPHQ Sell 33,330 37,859 10/29/20 — (1,236)
South Korean Won .. HSBK Sell 12,970,000,000 10,863,556 10/29/20 — (259,970)
Euro ............. CITI Sell 10,419,412 1,287,641,349 JPY 10/30/20 — (12,313)
Japanese Yen ...... CITI Sell 324,391,600 3,057,933 10/30/20 — (17,992)
Japanese Yen ...... JPHQ Buy 1,201,391,600 11,272,028 10/30/20 119,728 —
Japanese Yen ...... JPHQ Sell 877,000,000 8,257,537 10/30/20 — (58,294)
Australian Dollar .... CITI Sell 301,000 22,975,360 JPY 11/04/20 2,351 —
Brazilian Real ...... HSBK Buy 9,087,200 1,629,553 11/04/20 — (13,157)
Brazilian Real ...... HSBK Sell 23,504,317 4,519,453 11/04/20 338,596 —
Brazilian Real ...... JPHQ Sell 109,760,269 19,934,160 11/04/20 410,428 —
Euro ............. JPHQ Sell 7,803,097 8,433,226 CHF 11/09/20 92,159 (82,590)
South Korean Won .. HSBK Sell 7,321,000,000 6,132,004 11/10/20 — (146,734)
Euro ............. GSCO Sell 3,413,376 3,678,391 CHF 11/12/20 — (7,280)
Euro ............. JPHQ Sell 5,035,224 5,517,599 CHF 11/12/20 88,639 —
Euro ............. DBAB Sell 1,637,447 16,857,431 SEK 11/13/20 — (38,814)
South Korean Won .. JPHQ Sell 5,173,000,000 4,226,998 11/16/20 — (209,595)
Euro ............. DBAB Sell 1,639,463 16,857,450 SEK 11/17/20 — (41,257)
South Korean Won .. JPHQ Sell 107,068,490,000 87,285,249 11/19/20 — (4,541,935)
Swedish Krona ..... DBAB Buy 4,832,000 556,121 11/19/20 — (16,498)
Euro ............. JPHQ Buy 15,105,000 17,226,478 11/20/20 499,377 —
Euro ............. JPHQ Sell 36,690,814 39,937,217 11/20/20 — (3,119,788)
Euro ............. JPHQ Buy 6,080,000 6,858,726 11/23/20 276,650 —
Euro ............. JPHQ Sell 25,367,558 27,908,183 11/23/20 — (1,862,717)
South Korean Won .. JPHQ Sell 6,847,000,000 5,582,097 11/23/20 — (290,274)
Australian Dollar .... CITI Sell 10,967,160 829,956,273 JPY 11/24/20 19,007 —
Australian Dollar .... JPHQ Sell 18,461,937 1,377,059,535 JPY 11/24/20 10,252 (168,664)
Euro ............. HSBK Sell 7,080,191 888,514,390 JPY 11/24/20 118,001 —
Euro ............. JPHQ Sell 7,079,963 836,264,012 JPY 11/24/20 — (377,315)

Templeton Global Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Australian Dollar .... JPHQ Sell 10,420,500 788,779,747 JPY 11/25/20 $ 19,951 $ —
Euro ............. JPHQ Sell 4,545,000 4,973,230 11/27/20 — (361,138)
Swedish Krona ..... DBAB Buy 157,131,807 17,750,794 11/27/20 — (201,326)
Brazilian Real ...... CITI Sell 53,921,812 9,810,387 12/02/20 223,662 —
Brazilian Real ...... HSBK Sell 23,077,838 4,194,674 12/02/20 91,680 —
Euro ............. HSBK Sell 4,550,000 5,099,959 12/04/20 — (241,250)
Euro ............. SCNY Sell 1,325,806 1,572,837 12/08/20 16,277 —
Japanese Yen ...... HSBK Sell 520,970,850 4,910,233 12/08/20 — (32,352)
Japanese Yen ...... JPHQ Buy 520,970,850 4,794,063 12/08/20 148,522 —
Mexican Peso ...... JPHQ Sell 278,088,000 12,623,379 12/08/20 153,644 —
Japanese Yen ...... HSBK Buy 129,170,830 1,215,840 12/09/20 9,670 —
Australian Dollar .... HSBK Sell 4,940,000 382,094,180 JPY 12/14/20 88,107 —
Australian Dollar .... JPHQ Sell 5,792,404 449,609,271 JPY 12/14/20 118,342 —
Euro ............. DBAB Sell 3,260,600 33,714,869 SEK 12/14/20 — (62,052)
Euro ............. DBAB Sell 1,620,581 16,857,450 SEK 12/15/20 — (19,631)
Euro ............. JPHQ Sell 5,996,282 64,197,700 NOK 12/16/20 — (160,230)
Japanese Yen ...... HSBK Buy 336,807,120 3,144,439 12/18/20 51,781 —
Japanese Yen ...... JPHQ Buy 3,604,000,000 34,066,204 12/18/20 134,905 —
Japanese Yen ...... MSCO Sell 1,812,509,600 17,085,414 12/18/20 — (114,874)
Mexican Peso ...... CITI Sell 37,563,895 1,653,275 12/18/20 — (29,179)
Euro ............. JPHQ Sell 6,107,798 65,563,400 NOK 12/21/20 — (145,688)
Mexican Peso ...... CITI Sell 17,297,105 755,365 12/21/20 — (19,088)
Norwegian Krone ... JPHQ Buy 21,921,200 2,413,113 12/21/20 — (63,207)
Japanese Yen ...... BNDP Buy 842,027,965 7,900,617 12/24/20 91,296 —
Mexican Peso ...... JPHQ Sell 142,607,000 6,459,206 12/28/20 79,358 —
Euro ............. CITI Sell 7,087,989 872,878,704 JPY 12/30/20 — (41,683)
Mexican Peso ...... MSCO Sell 75,286,000 3,296,018 12/31/20 — (70,901)
South Korean Won .. DBAB Sell 5,874,000,000 4,899,491 1/13/21 — (139,578)
Euro ............. GSCO Sell 2,569,113 2,758,791 CHF 1/14/21 — (14,418)
Mexican Peso ...... MSCO Sell 96,553,100 4,355,982 1/19/21 47,695 —
South Korean Won .. CITI Sell 616,384,000 514,082 1/19/21 — (14,697)
Mexican Peso ...... CITI Sell 96,656,000 4,550,338 1/21/21 238,486 —
Mexican Peso ...... CITI Sell 72,049,000 3,388,835 1/22/21 175,090 —
Mexican Peso ...... JPHQ Sell 18,641,000 841,884 1/22/21 10,403 —
Australian Dollar .... CITI Sell 1,369,000 104,352,025 JPY 1/27/21 10,506 —
South Korean Won .. DBAB Sell 5,870,000,000 4,901,060 2/04/21 — (134,848)
Euro ............. UBSW Sell 6,538,563 7,027,811 CHF 2/10/21 — (27,947)
Australian Dollar .... HSBK Sell 2,264,000 1,644,117 2/12/21 22,619 —
Euro ............. GSCO Sell 3,415,999 3,678,416 CHF 2/12/21 — (7,106)
Mexican Peso ...... CITI Sell 73,474,600 3,310,934 2/16/21 43,348 —
Australian Dollar .... JPHQ Sell 43,590,063 3,320,791,272 JPY 2/22/21 325,580 —
Euro ............. HSBK Sell 7,079,735 888,779,378 JPY 2/24/21 114,979 —
Euro ............. HSBK Sell 7,079,963 882,956,369 JPY 2/25/21 59,323 —
Australian Dollar .... CITI Sell 10,996,440 833,286,040 JPY 2/26/21 40,217 —
Euro ............. CITI Sell 10,419,370 1,310,567,064 JPY 2/26/21 193,090 —
Japanese Yen ...... JPHQ Buy 1,478,935,800 13,972,276 2/26/21 77,615 —
Mexican Peso ...... CITI Sell 173,088,000 7,745,746 3/02/21 60,978 —
Euro ............. JPHQ Sell 2,300,270 2,739,116 3/04/21 32,738 —
Australian Dollar .... CITI Sell 5,777,000 441,909,881 JPY 3/10/21 61,010 —
Euro ............. UBSW Sell 3,257,394 3,513,783 CHF 3/10/21 743 —
Australian Dollar .... HSBK Sell 3,750,011 288,859,597 JPY 3/11/21 58,670 —
Mexican Peso ...... HSBK Sell 166,125,000 7,376,842 3/11/21 9,150 —
Euro ............. DBAB Sell 2,431,805 25,286,150 SEK 3/15/21 — (33,405)
Euro ............. GSCO Sell 3,415,722 3,678,391 CHF 3/15/21 — (5,805)
Australian Dollar .... HSBK Sell 26,220,000 2,015,400,300 JPY 3/16/21 370,386 —
Australian Dollar .... HSBK Sell 2,520,000 193,513,320 JPY 3/17/21 33,846 —
Mexican Peso ...... MSCO Sell 101,265,400 4,696,911 3/17/21 208,985 —

Templeton Global Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See abbreviations on page
21 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. CITI Sell 2,579,000,000 2,184,668 3/22/21 $ — $ (28,125)
Japanese Yen ...... HSBK Buy 383,726,540 3,675,260 3/24/21 — (28,636)
Mexican Peso ...... MSCO Sell 33,304,000 1,501,330 3/24/21 26,585 —
Euro ............. HSBK Sell 7,080,147 870,886,431 JPY 3/25/21 — (57,616)
Euro ............. CITI Sell 7,087,988 873,389,038 JPY 3/31/21 — (43,503)
Euro ............. JPHQ Sell 8,669,598 96,187,025 NOK 3/31/21 106,563 —
Mexican Peso ...... GSCO Sell 145,844,000 6,465,289 4/05/21 16,235 —
Mexican Peso ...... CITI Sell 68,160,100 3,044,071 4/13/21 32,870 —
Mexican Peso ...... CITI Sell 212,962,900 9,513,643 4/30/21 123,617 —
Australian Dollar .... CITI Sell 973,000 74,071,571 JPY 5/06/21 7,366 —
Australian Dollar .... CITI Sell 522,000 39,712,820 JPY 6/23/21 3,946 —
Euro ............. CITI Sell 7,087,991 873,949,327 JPY 6/30/21 — (43,429)
Total Forward Exchange Contracts ................................................... $9,152,427 $(15,020,014)
Net unrealized appreciation (depreciation) ............................................ $(5,867,587)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Income Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties.
These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the
ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
At September 30, 2020, the Fund received $314,000 in United Kingdom Treasury Bonds as collateral for derivatives.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. The Fund did not hold any interest rate swap contracts at period end.
The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk.
An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
3. Derivative Financial Instruments
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

4. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At September 30, 2020, the Fund had 1.7% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund’s holdings.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended September 30, 2020, the Fund held investments in affiliated management investment companies as follows:
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Global Income Fun d
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $226,097,663 $249,801,199 $(390,901,336) $ — $ — $ 84,997,526 84,997,526 $ 568,001
Total Affiliated Securities .... $226,097,663 $249,801,199 $(390,901,336) $— $— $84,997,526 $568,001

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

A summary of inputs used as of September 30, 2020, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. The reconciliation for the nine months ended September 30,
2020, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities :
Argentina ............................ $ — $ — $ 12,544,837 $ 12,544,837
Brazil ............................... — 13,468,087 — 13,468,087
Colombia ............................ — 12,452,503 — 12,452,503
Ghana .............................. — 11,966,907 — 11,966,907
India ................................ — 2,290,184 — 2,290,184
Indonesia ............................ — 36,657,458 — 36,657,458
Mexico .............................. — 113,548,285 — 113,548,285
Norway .............................. — 38,770,065 — 38,770,065
South Korea .......................... — 131,711,441 — 131,711,441
Supranational ......................... — 8,976,935 — 8,976,935
U.S. Government and Agency Securities ....... — 138,389,654 — 138,389,654
Options purchased ....................... — 7,111,303 — 7,111,303
Short Term Investments ................... 185,945,605 107,540,423 755,724 294,241,752
Total Investments in Securities ........... $185,945,605 $622,883,245 $13,300,561 $822,129,411
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 9,152,427 $ — $ 9,152,427
Restricted Currency (ARS) ................. — — 87,061 87,061
Total Other Financial Instruments ......... $— $9,152,427 $87,061 $9,239,488
Receivables:
Interest (ARS) ........................... $— $— $564,841 $564,841
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 6,834,174 $ — $ 6,834,174
Forward exchange contracts ................ — 15,020,014 — 15,020,014
Total Other Financial Instruments ......... $— $21,854,188 $— $21,854,188
Payables:
Deferred Tax (ARS) ....................... $— $— $771 $771
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities .... $ 11,284,002 $ 6,500,759 $ (3,195,616) $ — $ — $ 1,949,392 $ (5,850,282) $ 1,177,438 $ 12,544,837 $ (1,225,522)
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Income Fund (continued)
Assets:
Investments in Securities:
Short Term
Investments .. $ 1,095,225 $ 2,029,968 $ (695,728) $ — $ — $ 258,003 $ (264,535) $ (988,066) $ 755,724 $ (663,070)
Total Investments in
Securities ......... $12,379,227 $8,530,727 $(3,891,344) $— $— 2,207,395 (6,114,817) 189,372 $13,300,561 (1,888,592)
Other Financial Instruments:
Restricted
Currency (ARS)
$2,606,971 $2,835,929 $(4,936,430) $— $— $— $(534,102) $114,693 $87,061 $(2,850)
Receivables:
Interest (ARS) .
$526,601 $1,751,579 $(1,541,480) $— $— $— $(250,625) $78,766 $564,841 $(17,141)
Liabilities:
Payables:
Deferred Tax (ARS)
$1,491 $— $— $— $— $— $— $(720) $771 $(720)
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and
Agency Securities:
Argentina
...........
$12,544,837 Market comparables Implied foreign
exchange rate
145.3 ARS/USD Decrease
b
All Other
............
1,407,626
c
Liabilities:
All Other
............
771
c
Total
...............
$13,951,692
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value and net assets.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
7. Fair Value Measurements
(continued)

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

8. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Templeton Global Income Fund
Notes to Statement of Investments (unaudited)

Abbreviations
Counterparty
BNDP
BNP Paribas SA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Selected Portfolio
FRN Floating Rate Note
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CHF
Swiss Franc
COP
Colombian Peso
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.